Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
30.1.Accounting policies
Transactions with related parties were entered into in the ordinary course of the Company’s business, at prices, terms and financial charges according to the conditions established between the parties. Such operations include, among other aspects, shared service agreements and loan agreements.
30.2.Transactions between companies
30.2.1.Compensation of key management personnel
The Company’s employees are entitled to profit sharing based on certain goals agreed annually. In turn, executives are entitled to bonus based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in profit or loss for the year in which the goals are achieved.
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2024	2023	2022

Salaries and benefits	57,743	19,429	58,788
Post-employment benefit	716	595	—
Share-based payment	39,870	63,529	(17,441)
	98,329	83,553	41,347
Stock-based compensation plan, considers the Stock Options, RSU and phantom shares. Such plans are expected to be settled in up to eight years and, therefore, do not represent a cash outflow.
30.2.2.Guarantees and pledges granted
The Company has granted guarantees on rental properties for some of its executives and the total amount involved is not significant.
30.2.3.Technology service sharing contract
The Company carried out transactions with Águia Branca Participações S.A., one of its shareholders, for the sharing of information technology resources for an indefinite period and the total involved is not significant. The contract was terminated in February 2024.
30.2.4.Ticket sales contract and corporated contract
On March 2018, the Company entered into a ticket sales contract with Caprioli Turismo Ltda., a travel agency owned by the Caprioli family (which holds an indirect stake in the Company through TRIP former shareholders), whereby Caprioli Turismo Ltda. was granted a R$20 credit line until 2023 for the purchase and resale of tickets for flights operated by the Company. This credit line is guaranteed by a non-interest bearing promissory note in the same amount payable.
In August 2024, the Company entered into a corporate agreement with Águia Branca Participações S.A., one of its shareholders, to obtain airline tickets.
30.2.5.Breeze
The Company signed sublease agreements for three aircraft with Breeze Aviation Group (“Breeze”), an airline founded by the controlling shareholder of Azul, headquartered in the United States. The transaction was voted on and approved by 97% of the Azul's shareholders at the Extraordinary General Meeting held on March 2020. Following good corporate practices, the controlling shareholder did not participate in the voting.
During the year ended December 31, 2024, the Company finalized the sublease contracts.
The operations with Breeze are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2024	2023

ALAB	Breeze	Aircraft sublease	Aircraft sublease	—	30,802
ALAB	Breeze	Maintenance reservation refund	Accounts receivable	2,703	3,901
Breeze	ALAB	Maintenance reservation refund	Other liabilities	(11,411)	(19,559)

				December 31,
Revenues	Expenses	Type of operation	Note	2024	2023	2022
ALAB	Breeze	Interest incurred	Financial income	1,754	5,824	7,589
30.2.6.Azorra
In August 2022, the Company made agreements for purchase and sale of aircraft and engines with entities that are part of Azorra Aviation Holdings LLC. (“Azorra”), which has become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Azorra’s Board of Directors.
The operations with Azorra are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2024	2023

ALAB	Azorra	Accounts receivable	Accounts receivable	118,013	—
ALAB	Azorra	Security deposits	Deposits	46,213	4,643
Azorra	ALAB	Leases	Leases	(473,428)	(302,947)
Azorra	Azul Investments	Leases – Notes	Leases	(96,458)	(74,572)
Azorra	Azul	Leases – Convertible to equity	Leases	(150,441)	(102,683)

				December 31,
Revenues	Expenses	Type of operation	Note	2024	2023	2022
Azorra	ALAB	Interest incurred	Financial expense	78,451	17,106	10,983